Property, Plant and Equipment - Schedule of Company's Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 1,938.8	$ 2,004.3	$ 1,810.4
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	3,923.9	3,766.0
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,985.1	1,761.7
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	479.4	459.6	427.0
Tooling [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,371.8	1,247.4
Tooling [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	892.4	787.8
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	720.6	735.7	672.0
Equipments [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,536.2	1,461.9
Equipments [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	815.6	726.2
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	584.4	613.2	544.7
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	861.5	860.9
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	277.1	247.7
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	154.4	195.8	$ 166.7
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	154.4	195.8
Land [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 0.0	$ 0.0